Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Accounts and Other Receivables
Schedule of accounts and other receivables

	December 31	December 31
	2019	2018

Trade receivables[1]	$6,372	$6,689
Interest and other	162	122

	$6,534	$6,811
1.	Trade receivables are derived primarily from the environmental consulting business (AEG)